Finance Income and Expenses - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finance Income and Expenses
Total interest paid	€ 7,143	€ 4,234	€ 3,930
Total interest expense	€ 1,898	923	€ 4,506
Additional write off of loan fees		€ 1,000